File No. 333-02813
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 2
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      PAINEWEBBER PATHFINDERS TRUST, TREASURY AND GROWTH STOCK
      SERIES 19
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  [x] It is proposed that this filing will become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
  E.  Total and amount of securities being registered:
      An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.
  F. Proposed maximum offering price to the public of the securities being registered:
      Indefinite pursuant to Rule 24f-2
  G. Amount of filing fee, computed at one-thirty-fourth of 1 percent of the proposed maximum aggregate offering price to the public:
      In accordance with Rule 24f-2, a fee in the amount of $0 was paid on March 20, 1998 in connection with the filing of the Rule 24f-2 Notice for the Trust's most recent fiscal year.
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.
  [ ] Check box if it is proposed that this filing will become effective on [date], at [time] pursuant to paragraph (b) of Rule 485.

                          PAINEWEBBER PATHFINDERS TRUST,
                       TREASURY AND GROWTH STOCK SERIES 19
Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of
                                      1933
        (Form N-8B-2 Items required by Instruction 1 as to Prospectus on
                                    Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.

  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unit
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.

        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.

  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.

  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.

  VI.        Information
  concerning Insurance of
  Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.

  VIII.       Financial and
  Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.



            PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES NINETEEN
             (A Unit Investment Trust)
18,600,000 Units




Portfolio of "Zero-Coupon" U.S. Treasury
    Obligations and Common Stocks

Designed for Preservation of Capital and Potential Capital Appreciation



 This Prospectus consists of two parts: Part A and Part B. Parts A and B should both be attached for this Prospectus to be complete.


The Securities and Exchange Commission has not ap-proved or disapproved these Securities or passed upon the adequacy of this prospectus. Any repre-sentation to the contrary is a criminal offense.






SPONSOR:
PAINEWEBBER INCORPORATED



PROSPECTUS PART A DATED JANUARY 27, 1999

No person is authorized to give any information or
make any representations about this Trust not con-
tained in this Prospectus, and you should not rely
on any other information. Read and keep both parts
of this prospectus for future reference.
Table of Contents
Part A                                  Page
Brief Description of the Trust's
  Investment Portfolio..................A - 3
Is this Trust Appropriate for You?......A - 4
Summary of Risks........................A - 5
Essential Information Regarding
  the Trust.............................A - 7
Report of Independent Auditors..........A - 8
Statement of Financial Condition........A - 9
Statement of Operations.................A - 10
Statement of Changes in Net Assets......A - 11
Notes to Financial Statements...........A - 12
Schedule of Investments.................A - 13
Part B
The Composition of the Trust's
  Portfolio................             B - 1
About the Trust.........................B - 1
Risk Factors and Special Considerations.B - 2
Federal Income Taxes....................B - 5
Public Offering of Units................B - 7
   Public Offering Price................B - 7
   Sales Charge and Volume Discount.....B - 7
   Employee Discount....................B - 7
   Exchange Option......................B - 7
   Conversion Option....................B - 9
   Distribution of Units................B - 9
   Secondary Market for Units...........B - 9
   Sponsor's Profits....................B - 10
Redemption..............................B - 10
Valuation...............................B - 11
Comparison of Public Offering Price and
  Redemption Value..................    B - 12
Expenses of the Trust...................B - 12
Rights of Unitholders...................B - 13
Distributions...........................B - 13
Administration of the Trust.............B - 13
   Accounts...........................  B - 13
   Reports and Records..................B - 14
   Portfolio Supervision................B - 14
   Reinvestment.........................B - 15
Amendment of the Indenture..............B - 15
Termination of the Trust................B - 15
Sponsor.................................B - 15
Trustee.................................B - 16
Independent Auditors....................B - 16
Legal Opinions..........................B - 16

PAINEWEBBER PATHFINDERS TRUST, TREASURY AND GROWTH
STOCK
SERIES NINETEEN  -  PART A

Brief Description of the Trust's Investment Port-folio

1. The Trust's Objective.

The Trust seeks to provide preservation of capital and potential capital appreciation through an in-vestment in a portfolio of stripped "zero-coupon"
United States Treasury obligations maturing on May
15, 2007 and common stocks. Because the maturity value of the Treasury Obligations is backed by the full faith and credit of the United States, the Sponsor believes that the Trust provides an at-tractive combination of safety and appreciation for purchasers who hold Units until May 30, 2007, the Trust's "Mandatory Termination Date".

As of the date of this Prospectus Part A, 50% of the Trust's Portfolio was invested in interest-only portions of United States Treasury obliga-tions and the remaining 50% was invested in common stocks as described briefly below.

The stripped "zero-coupon" U.S. Treasury Obliga-tions make no payment of current interest, but rather make a single payment upon their stated ma-turity. PaineWebber chose the stocks in the Trust's Portfolio for their capital appreciation potential, not for their income potential. Many of the stocks currently pay little or no dividend in-come.

The Trust has been formulated so that the portion of the Trust invested in stripped Treasury Obliga-tions is designed to provide an approximate return of principal invested on the Mandatory Termination
Date for purchasers on the Initial Date of De-posit. (See "Essential Information- Distribu-tions".) Therefore, even if the Stocks are value-less upon termination of the Trust, and if the Treasury Obligations are held until their maturity in proportion to the Units outstanding, purchasers will receive, at the termination of the Trust, $1,000 per 1,000 Units purchased. This feature of the Trust provides that Unitholders who purchased their Units at or below $1,000 per 1,000 Units and who hold their units to the Mandatory Termination
Date will receive the same amount as they origi-nally invested, although they would have foregone earning any interest on the amounts involved and will not protect their principal on a present value basis, assuming the Stocks are valueless.

2. Brief Description of the Trust's Portfolio.

The Trust is a unit investment trust which means that, unlike a mutual fund, the Trust's Portfolio is not managed and the Trust Portfolio's invest-ments are not sold because of market changes.

Unless terminated sooner, the Trust is scheduled to terminate on or about May 30, 2007 regardless of market conditions at the time. The Trust plans to hold until its termination the U.S. Treasury obligations maturing May 15, 2007 and a diversi-fied group of stocks, all as shown on the "Sched-ule of Investments" in this Prospectus Part A.

The main objective of PaineWebber in constructing the portfolio of stocks to be included in the Trust was to select a group of stocks which, in PaineWebber's view, would be capable of, over the long term, closely tracking the performance of the market as measured by the S&P 500. The S&P 500 is an unmanaged index of 500 stocks calculated under the auspices of Standard & Poor's, which, in PaineWebber's view, is a broadly diversified, rep-resentative segment of the market of all publicly traded stocks in the United States.

On September 30, 1998, the aggregate market value of the Trust Portfolio was $25,057,503.

In constructing the Trust's portfolio, a computer program was generated against the 500 S&P stocks to identify a combination of 40 S&P 500 stocks
(excluding General Electric and those stocks rated
"Unattractive" or "Sell" by PaineWebber Equity Re-search) which, when equally weighted, have the highest correlation with the S&P 500 Index with the smallest tracking error.

The common stocks in the Trust's Portfolio have
been issued by companies who receive income and
derive revenues from multiple industry sources,
but whose primary industry is listed in the
"Schedule of Investments" in this Prospectus Part
A.  A brief description of these  issuers can be
found in Part B of this Prospectus.
                                       Approximate
                                       Percent
                                       of Aggregate
                                       Market Value
Primary Industry Source                of the Trust
Aerospace/Defense                       .94%
Automobile                             1.25%
Beverages                              1.79%
Chemicals                              1.90%
Computer Peripheral Equipment          2.01%
Computer Processing & Data Preparation  .48%
Computer Software                      2.69%
Electronics/Semi-Conductor             2.36%
Entertainment                           .96%
Financial/Banks                        4.50%
Forestry                                .67%
Household Products                     1.20%
Information Technology                  .04%
Insurance                              3.11%
Manufacturing                           .80%
Metals                                  .98%
Office/Business Equipment              1.54%
Oil/Gas                                4.44%
Pharmaceuticals                        8.06%
Restaurants                            1.23%
Retail-Grocery Stores                  1.30%
Retail-Variety Stores                  1.67%
Telecommunications                     5.46%
Transportation                          .64%

Is this Trust Appropriate for You?

Yes, if you are a long-term investor seeking capital protection combined with potential capital appreciation over the life of the Trust. You will benefit from a professionally selected portfolio whose risk is reduced by investing in stocks of several different issuers.

No, if you want a speculative investment that changes to take advantage of market move-ments, if you are unable or unwilling to assume the risks involved generally with equity invest-ment or if you need current income.

Summary of Risks

You can lose money by investing in the
Trust. This can happen for various reasons. A further discussion of the risks summarized below can be found in Part B of this Prospectus.

1. Risks of Investing in the Trust

Certain risks are involved with an invest-ment in a unit trust which holds stripped "zero-coupon" U.S. Treasury obligations and common stocks. For example:

The Trust, unlike a mutual fund, is not "managed", so neither the U.S. Treasury Obligations nor the stocks will be sold by the Trust to take advantage of market fluctuations.

The Trust Portfolio may not remain constant during the life of the Trust. The Trustee may be re-quired to sell stocks to pay Trust expenses, to tender stocks under certain circumstances or to sell stocks in the event certain negative events occur.

The sale of stocks from the Trust in the period prior to termination and upon termination may re-sult in a lower amount than might otherwise be re-alized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount you receive upon termination may be less than the amount you paid.

If many investors sell their Units, the Trust will have to sell Portfolio Securities. This could re-duce the diversification of your investment and increase your share of Trust expenses.

The price of your Units depends upon the full range of economic and market influences including the prices of bonds and equity securities, current interest rates, the condition of the bond and stock markets and other economic influences that affect the global or Untied States economy.

Assuming no changes occur in the prices of the U.S. Treasury Obligations and the stocks held by the Trust, the price you paid for your Units will generally be less then the price you paid because your purchase price included a sales charge.

The stocks in the Trust's Portfolio will generally trade on a domestic stock exchange or in the over-the-counter market. We cannot assure you that a liquid trading market will exist. The value of the Trust's Portfolio, and of your investment, may be reduced if trading in one or more stocks is limited or absent.

Additional stocks and U.S. Treasury Obligations may be acquired by the Trust when additional Units are to be offered to the public. Costs incurred in acquiring such additional stocks and Treasury
Obligations will be borne by the Trust. Unithold-ers will experience a dilution of their investment as a result of such brokerage fees and other ex-penses paid by the Trust during the additional de-posits of securities purchased by the Trustee with cash or cash equivalents.

Investing always involves risk. The risks described below are the most significant risks as-sociated with investing in the U.S. Treasury Obli-gations and stocks held by the Trust.

2. Risks of Investing in Stripped "Zero-Coupon"
U.S. Treasury Obligations

The stripped Treasury Securities in the
Trust were purchased at a deep discount and do not make any periodic payments of interest. Instead, the entire payment of proceeds will be made upon maturity of such Treasury Obligations. Owners of deep discount bonds which make no current interest payments earn a fixed yield not only on the origi-nal investment but also on all earned discount during the life such obligation. This implicit reinvestment of earnings at the same, fixed rate eliminates the owner's ability to reinvest at higher rates in the future. For this reason, sale of Units prior to the termination date of the Trust will involve substantially greater price fluctuations during periods of changing market in-terest rates than would be experienced in connec-tion with sale of Units of a Trust which held
Treasury Obligations which made scheduled interest payments on a current basis.

3. Risks of Investing in Stocks

Holders of common stocks such as those held by the Trust have rights that are generally inferior to the holders of debt obligations or preferred stocks.

Common stocks are not obligations of the issuer.
Therefore, they do not provide any assurance of income or provide the degree of protection of debt securities.

The stocks held by the Trust can be expected to fluctuate in value depending on a wide variety of factors, such as economic and market influences affecting corporate profitability, financial con-dition of issuers, changes in worldwide or na-tional economic conditions, the prices of equity securities in general and the Trust's stocks in particular.

Certain of the Stock in the Trust may be American
Depositary Receipts or "ADRs" which are subject to additional risks. (See "Schedule of Investments" herein) to certain investment risks that are dif-ferent from those experienced by Stocks issued by domestic issuers. These investment risks include potential future political and economic develop-ments and the potential establishment of exchange controls, new or higher levels of taxation, or other governmental actions which might adversely affect the payment or receipt of payment of divi-dends on the common stock of foreign issuers un-derlying such ADRs. ADRs may also be subject to current foreign taxes, which could reduce the yield on such securities.

The securities underlying the ADRs held in the Trust are generally denominated, and pay divi-dends, in foreign currency and are therefore sub-ject to currency exchange rate risk. Currency ex-change rate risk occurs because the U.S. dollar value of the shares underlying the ADRs and of their dividends will vary with the fluctuations in the U.S. dollar foreign exchange rates for the relevant currency in which the shares underlying the ADRs are denominated. Exchange rate fluctua-tions are dependent on a number of economic fac-tors including the world economy and the economic conditions within the relevant country, supply and demand of the relevant currency, interest rate differentials between currencies, the balance of imports and exports of goods and services, mone-tary and fiscal policies of the relevant country, perceived political stability and investor psy-chology, especially that of institutional inves-tors predicting the future relative strength or weakness of a particular currency.

Year 2000 Problem Risk

 Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 and therefore may not properly process and calculate date-related infor-mation and data (commonly know as the "Year 2000
Problem"). As with all investment and financial companies, the Year 2000 Problem may have an ad-verse impact upon the Trust. The Sponsor and the Trustee are taking steps to address the year 2000
Problem with respect to the computer systems they use and to obtain reasonable assurances that simi-lar steps are being taken by the Trust's other service providers. At this time, however, there can be no assurance that these steps will be suf-ficient to avoid any adverse impact to the Trust.
The year 2000 Problem is expected to have an im-pact on all corporations, including those whose stocks are contained in the Trust's Portfolio. The
Sponsor cannot predict what impact, if any, the year 2000 Problem will have on the stocks in the Trust.

ESSENTIAL INFORMATION REGARDING THE TRUST
             As of September 30, 1998
Sponsor:      PaineWebber Incorporated
Co-Trustees:  Investors Bank & Trust Co. and
              The First National Bank of Chicago
Initial Date of Deposit: October 30, 1996
Aggregate Market Value of Securities in Trust:                         $25,057,503
Number of Units:                                                       18,600,000
Minimum Purchase:                                                      250 Units
Fractional Undivided Interest in the Trust Represented by
Each Unit:                                                             1/18,600,000th
Calculation of Public Offering Price Per Unit*
Aggregate Value of Net Assets in Trust                                 $25,061,128
Divided by 18,600,000 Units                                            $1.3473
Plus Sales Charge of 4.75% of Public Offering Price                    $  .0673
Public Offering Price per Unit                                         $1.4146
Redemption Value per Unit:                                             $1.3473
Excess of Public Offering Price over Redemption Value per Unit:        $.0673
Sponsor's Repurchase Price Per Unit:                                   $1.3473
Excess of Public Offering over Sponsor's Repurchase Price per Unit:    $.0673
Evaluation Time:                                                       4 P.M. New York Time
Distribution Dates*                                                    Quarterly on April 20, July 20,
                                                                       October 20 and January 20.
Record Dates:                                                          March 30, June 30, September 30,
                                                                       and December 31
Mandatory Termination Date:                                            May 30, 2007 (15 days after maturity
                                                                       of the Treasury Obligations).
Discretionary Liquidation Amount:                                      20% of the value of the Securities
                                                                       upon completion of the deposit of
                                                                       the Securities
Estimated Annual Expenses of the Trust* *                              $.0027 per Unit
     * See " Distributions "
   * * See " Expenses of Trust ". Estimated
dividends from the Growth Stocks, based upon last
dividends
    actually paid, are expected by the Sponsor
to be sufficient to pay estimated expenses of the
Trust.

            REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND CO-TRUSTEES
THE PAINEWEBBER PATHFINDERS TRUST, TREASURY AND
GROWTH STOCK SERIES NINETEEN:
 We have audited the accompanying statement of fi-nancial condition, including the schedule of in-vestments, of The PaineWebber Pathfinders Trust,
Treasury and Growth Stock Series Nineteen as of
September 30, 1998 and the related statements of operations and changes in net assets for the year ended September 30, 1998 and for the period from October 30, 1996 (initial date of deposit) to Sep-tember 30, 1997. These financial statements are the responsibility of the Co-Trustees. Our respon-sibility is to express an opinion on these finan-cial statements based on our audit.

 We conducted our audits in accordance with gener-ally accepted auditing standards. Those standards require that we plan and perform the audit to ob-tain reasonable assurance about whether the finan-cial statements are free of material misstatement.
An audit includes examining, on a test basis, evi-dence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of Septem-ber 30, 1998, as shown in the statement of finan-cial condition and schedule of investments, by correspondence with the Co-Trustees. An audit also includes assessing the accounting principles used and significant estimates made by the Co-Trustees, as well as evaluating the overall financial state-ment presentation. We believe that our audits pro-vide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The PaineWebber Path-finders Trust, Treasury and Growth Stock Series
Nineteen at September 30, 1998 and the results of its operations and changes in its net assets for the year ended September 30, 1998 and for the pe-riod from October 30, 1996 to September 30, 1997, in conformity with generally accepted accounting principles.
ERNST & YOUNG LLP
New York, New York
January 14, 1999

           THE PAINEWEBBER PATHFINDERS TRUST
      TREASURY AND GROWTH STOCK SERIES NINETEEN
           STATEMENT OF FINANCIAL CONDITION
               September 30, 1998
                   ASSETS
Treasury Obligation - at market value (Cost $10,340,880)
(note A and note 1 to schedule of investments)                 $12,524,124
Common Stock - at market value (Cost $8,530,275)
(note 1 to schedule of investments)                            12,533,379
Accrued dividends receivable                                   21,381
Prepaid organizational expense                                 61,613
Total Assets                                                   $25,140,497
   LIABILITIES AND NET ASSETS
Accounts payable-units redeemed                                                   $36,270
Accrued expenses payable                                                          28,743
Advance from Trustee                                                              14,356
Total Liabilities                                                                 $79,369
Net Assets (18,600,000 units of fractional undivided interest outstanding):
Cost to investors (note B)                                                        $19,812,236
Less gross underwriting commissions (note C)                                      (941,081)
                                                                                  18,871,155
Net unrealized market appreciation (note D)                                       6,186,348
Net amount applicable to unitholders                                              25,057,503
Undistributed investment income-net                                               5,045
Overdistributed proceeds from securities sold                                     (1,420)
Net Assets                                                                        25,061,128
Total Liabilities and Net Assets                                                  $25,140,497
Net Asset Value per unit                                                          $1.3473
 See accompanying notes to financial statements.

           THE PAINEWEBBER PATHFINDERS TRUST
       TREASURY AND GROWTH STOCK SERIES NINETEEN
                STATEMENT OF OPERATIONS
                                                                                 For the Period
                                                                                 From October 30,
                                                                                 1996 (Initial Date
                                                             Year Ended          Of Deposit) to
                                                             September 30,       September 30,
                                                             1998                1997
Operations:
Investment income:
Accretion on Treasury Obligation                             $798,298            $1,025,483
Dividend Income                                              247,693             323,273
    Total investment income                                  1,045,991           1,348,756
Less expenses:
Trustee's fees, evaluator's expense and other expenses       77,502              110,592
    Total expenses                                           77,502              110,592
Investment income-net                                        968,489             1,238,164
Realized and unrealized gain on investments-net:
Net realized gain on securities transactions                 1,803,215           1,186,640
Net change in unrealized market appreciation                 2,029,121           4,060,255
Net gain on investments                                      3,832,336           5,246,895
Net increase in net assets resulting from operations         $4,800,825          $6,485,059
 See accompanying notes to financial statements.

           THE PAINEWEBBER PATHFINDERS TRUST
       TREASURY AND GROWTH STOCK SERIES NINETEEN
          STATEMENT OF CHANGES IN NET ASSETS
                                                                               For the Period
                                                                               From October 30,
                                                                               1996 (Initial Date
                                                           Year Ended          Of Deposit) to
                                                           September 30,       September 30,
                                                           1998                1997
Operations:
Investment income-net                                      $968,489            $1,238,164
Net realized gain on securities transactions               1,803,215           1,186,640
Net change in unrealized market appreciation               2,029,121           4,060,255
Net increase in net assets resulting from operations       4,800,825           6,485,059
Less: Distributions to Unitholders (Note E)
Investment income-net                                      161,370             208,136
    Total Distributions                                    161,370             208,136
Less: Units Redeemed by Unitholders (Note F)
Value of units at date of redemption                       10,861,287          11,573,696
Accrued dividends at date of redemption                    9,160               12,680
Accreted discount at date of redemption                    400,473             200,534
    Total Redemptions                                      11,270,920          11,786,910
    Increase (decrease) in net assets                      (6,631,465)         (5,509,987)
Net Assets:
Beginning of Period                                        31,692,593          ---
Supplemental Deposits (Note F)                             ---                 37,202,580
End of Period                                              $25,061,128         $31,692,593
 See accompanying notes to financial statements.

           THE PAINEWEBBER PATHFINDERS TRUST
       TREASURY AND GROWTH STOCK SERIES NINETEEN
            NOTES TO FINANCIAL STATEMENTS
               September 30, 1998
 (A) The financial statements of the Trust are
prepared on the accrual basis of accounting. Secu-
rity transactions are accounted for on the date
the securities are purchased or sold. The original
issue discount on the Treasury Obligation is ac-
creted on a level yield basis. The amount of dis-
count included in the cost of the Treasury Obliga-
tion held as of September 30, 1998 is $1,216,105.
 (B) Cost to investors represents the initial pub-
lic offering price as of the initial date of de-
posit, and the value of units through supplemental
deposits computed on the basis set forth under
"Public Offering Price of Units", adjusted for ac-
cretion on United States Treasury Obligations and
for securities sold since the initial date of de-
posit.
 (C) Sales charge of the Public Offering Price per
Unit is computed on the basis set forth under "
Public Offering of Units - Sales Charge and Volume
Discount ".
 (D) At September 30, 1998, the gross unrealized
market appreciation was $6,395,149 and the gross
unrealized market depreciation was ($208,801). The
net unrealized market appreciation was $6,186,348.
 (E) Regular distributions of net income, exclud-
ing accretion income and principal receipts not
used for redemption of units are made semi-
annually. Special distribution may be made when
the Sponsor and Co-Trustee deem necessary. Income
with respect to the accretion of original issue
discount is not distributed although the uni-
tholder is subject to tax, where applicable, as if
the distribution had occurred. Accretion income
earned by the Trust increases a unitholder's cost
basis in the underlying security.
 (F) The following units were redeemed with pro-
ceeds of securities sold as follows:
                                                                             For the Period
                                                                             From October 30,
                                                                             1996 (Initial Date
                                                         Year Ended          Of Deposit) to
                                                         September 30,       September 30,
                                                         1998                1997
Number of units redeemed                                 9,000,000           10,900,000
Redemption amount                                        $11,270,920         $11,786,910
The following units were sold through supplemental
deposits:
Number of units sold                                     ---                 18,500,000
Value of amount, net of sales charge                     ---                 $18,152,590

THE PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES NINETEEN
SCHEDULE OF INVESTMENTS
As of September 30, 1998
TREASURY OBLIGATIONS (49.98%)
Name of Security                                Coupon   Maturity Value     Maturity Date   Market Value(1)
U.S. Treasury Interest Payments (2) (49.98%)    0%       $18,600,000        May 15, 2007    $12,524,124
COMMON STOCKS (50.02%)
Name of Issuer                                           Number of Shares                   Market Value
Aerospace/Defense (.94%)
Lockheed Martin Corporation                              2,336                              $235,498
Automobile (1.25%)
Ford Motor Company                                       6,676                              313,355
Beverages (1.79%)
The Coca-Cola Company                                    4,187                              241,276
PepsiCo, Inc.                                            7,037                              207,152
Chemicals (1.90%)
Dow Chemical Company                                     2,654                              226,751
DuPont (E.I.) De Nemours & Company                       4,419                              248,016
Computer Peripheral Equipment (2.01%)
Cisco Systems, Inc.*                                     8,127                              502,319
Computer Processing & Data Preparation (.48%)
First Data Corporation                                   5,074                              119,239
Computer Software (2.69%)
Microsoft Corporation*                                   6,127                              674,353
Electronics/Semi-Conductor (2.36%)
Hewlett-Packard Company                                  4,704                              249,018
Intel Corporation                                        3,995                              342,571
Entertainment (.96%)
Walt Disney Company                                      9,531                              241,254
Financial/Banks (4.50%)
Associates First Capital Corporation(3)                  1,749                              114,122
Citicorp                                                 2,139                              198,793
First Union Corporation                                  5,812                              297,502
NationsBank Corporation*                                 4,510                              241,285
Wells Fargo & Company                                    776                                275,480
Forestry (.67%)
Potlatch Corporation                                     4,959                              168,916
Household Products (1.20%)
Procter & Gamble Company                                 4,254                              301,768
Information Technology (.04%)
NCR Corporation*                                         365                                10,494
Insurance (3.11%)
Allstate Corporation                                     7,490                              312,239
American General Corporation                             7,313                              467,118
Manufacturing (.80%)
Minnesota Mining & Manufacturing Co.                     2,721                              200,504
Metals (.98%)
Aluminum Company of America (ALCOA)                      3,463                              245,873
Office/Business Equipment (1.54%)
Xerox Corporation                                        4,540                              384,765
Oil/Gas (4.44%)
Amoco Corporation                                        5,459                              294,104
Chevron Corporation                                      3,101                              260,678
Exxon Corporation                                        4,640                              325,670
Royal Dutch Petroleum Company ~                          4,875                              232,172
                                                                                            (Continued)

THE PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES NINETEEN
SCHEDULE OF INVESTMENTS
As of September 30, 1998
COMMON STOCKS (50.02%)
Name of Issuer                         Number of Shares       Market Value(1)
Pharmaceuticals (8.06%)
Abbott Laboratories                    8,297                  $360,401
Bristol-Myers Squibb Company           3,917                  406,879
Johnson & Johnson                      4,316                  337,727
Merck & Company, Inc.                  2,822                  365,625
Pfizer, Inc.                           5,179                  548,650
Restaurants (1.23%)
McDonald's Corporation                 4,697                  280,352
Tricon Global Restaurants, Inc.*(4)    706                    27,534
Retail-Grocery Stores (1.30%)
Albertson's, Inc.                      6,027                  326,211
Retail-Variety Stores (1.67%)
Wal Mart Stores, Inc.                  7,650                  417,881
Telecommunications (5.46%)
AT & T Corporation                     5,859                  342,385
GTE Corporation                        4,883                  268,565
SBC Communications, Inc.               8,447                  375,364
Sprint Corporation                     5,317                  382,824
Transportation (.64%)
Union Pacific Corporation              3,770                  160,696
TOTAL COMMON STOCKS                                           $12,533,379
TOTAL INVESTMENTS                                             $25,057,503
(1) Valuation of Securities was made by the Co-
Trustees as described in "Valuation".
(2) This security does not pay current inter-
est.  On the maturity date thereof, the entire ma-
turity value becomes
 due and payable. Generally, a fixed yield is
earned on such security which takes into account
the semi-annual
 compounding of accrued interest.  (See "The
Trust" and "Federal Income Taxes" herein).
(3) Ford Motor Company spin-off.
(4) PepsiCo Inc. spin-off.
  * Non-income producing.
 ~ American Depositary Receipts.

            PAINEWEBBER PATHFINDERS TRUST
       TREASURY AND GROWTH STOCK SERIES 19
               PROSPECTUS PART B
PART B OF THIS PROSPECTUS MAY NOT BE DIS-
TRIBUTED
            UNLESS ACCOMPANIED BY PART A.

Part B contains a description of the important features of the PaineWebber Pathfinders Trust
Treasury and Growth Stock Series 19 and also includes a more detailed discussion of the investment risks that a Unitholder might face while holding Trust Units.

           THE COMPOSITION OF THE PORTFOLIO

 PaineWebber understands the importance of long-term financial goals such as planning for retire-ment, funding a child's education, or trying to build wealth toward some other objective.

 In PaineWebber's view, one of the most important investment decisions an investor faces may be de-termining how to best allocate his investments to capture growth opportunities without exposing his portfolio to undue risk. For long-term capital growth, many investment experts recommend stocks.
As with all investments, the higher return poten-tial of equities is typically associated with higher risk. With this in mind, PaineWebber de-signed a portfolio to meet the needs of investors interested in building wealth prudently over a long-term time horizon by pairing the security of U.S. Treasury bonds with the growth potential of Stocks. The Trust is a balanced portfolio with ap-proximately equal portions in U.S. Treasury bonds and Stocks. Therefore, should interest rates de-cline significantly prior to maturity, there is a potential for achieving greater returns by liqui-dating the portfolio before the final maturity date. Unitholders can sell units at any time at the then current net asset value with no addi-tional sales charge. (See Public Offering of Units--Secondary Market for Units and Redemption.)

 The main objective of PaineWebber in constructing the portfolio of stocks to be included in the Trust was to select a group of stocks which, in PaineWebber's view, would be capable of, over the long term, closely tracking the performance of the market as measured by the S&P 500. The S&P 500 is an unmanaged index of 500 stocks calculated under the auspices of Standard & Poor's, which, in PaineWebber's view, is a broadly diversified, rep-resentative segment of the market of all publicly traded stocks in the United States.

 In constructing the Trust's portfolio, a computer program was generated against the 500 S&P stocks to identify a combination of 40 S&P 500 stocks
(excluding General Electric and those stocks rated
"Unattractive" or "Sell" by PaineWebber Equity Re-search) which, when equally weighted, have the highest correlation with the S&P 500 Index with the smallest tracking error.

 The Trust portfolio, in PaineWebber's opinion, is comprised of a diversified group of large, well-known companies representing various industries.
These are common stocks issued by companies who may receive income and derive revenues from multi-ple industry sources but whose primary source is listed in the table in Part A above. For a list of the individual common stocks comprising each in-dustry group listed below, investors should con-sult the "Schedule of Investments".

 The Sponsor anticipates that, based upon last dividends actually paid, dividends from the Stock will be sufficient (i) to pay expenses of the Trust (see "Expenses of the Trust" herein), and
(ii) after such payment, to make distributions of such to Unitholders as described below under "Dis-tributions".

                ABOUT THE TRUST

 The Trust is one of a series of similar but sepa-rate unit investment trusts created by the Sponsor pursuant to a Trust Indenture and Agreement* (the
"Indenture") dated as of the Initial Date of De-posit, among PaineWebber Incorporated, as Sponsor and the Investors Bank & Trust Company and The
First National Bank of Chicago, as Co-Trustees
(the "Co-Trustees" or "Trustee"). The objective of the Trust is preservation of capital and capital appreciation through an investment in Treasury Ob-ligations and Stocks.

_________________
* Reference is hereby made to said Trust Inden-ture and Agreement and any statements contained herein are qualified in their entirety by the pro-visions of said Trust Indenture and Agreement.
These are equity stocks, which, in Sponsor's opin-ion on the Initial Date of Deposit, are capable of, over the long term, closely tracking the per-formance of the market as measured by the S&P 500.
The Stocks contained in the Trust are representa-tive of a number of different industries. Divi-dends, if any, received will be held by the Trus-tee in non-interest bearing accounts until used to pay expenses or distributed to Unitholders on the next Distribution Date and to the extent that funds are held therein will benefit the Trustee.

 On the Initial Date of Deposit, the Sponsor de-posited with the Trustee the confirmations of con-tracts for the purchase of Securities together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price. The value of the Se-curities was determined on the basis described un-der "Valuation". In exchange for the deposit of the contracts to purchase Securities, the Trustee delivered to the Sponsor a registered certificate for Units representing the entire ownership of the Trust. On the Initial Date of Deposit the frac-tional undivided interest in the Trust represented by a Unit was as set forth in "Essential Informa-tion Regarding the Trust".

 With the deposit on the Initial Date of Deposit, the Sponsor established a proportionate relation-ship between the maturity value of the Treasury
Obligations and the number of shares of each Stock in the Trust. The Sponsor may, from time to time, cause the deposit of additional Securities in the Trust when additional Units are to be offered to the public, maintaining, exactly, the original percentage relationship between the maturity value of the Treasury Obligations and the number of shares of Stock deposited on the Initial Date of Deposit and replicating any cash or cash equiva-lents held by the Trust (net of expenses). The original proportionate relationship is subject to adjustment to reflect the occurrence of a stock split or a similar event which affects the capital structure of the issuer of a Stock but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event. Stock dividends received by the Trust, if any, will be sold by the Trustee and the pro-ceeds therefrom shall be treated as income to the Trust. (See "Risk Factors and Special Considera-tions" however, for a discussion of AT&T stock held by the Trust.)

 The Treasury Obligations consist of U.S. Treasury obligations which have been stripped of their un-matured interest coupons or interest coupons stripped from the U.S. Treasury Obligations. The obligor with respect to the Treasury Obligations is the United States Government. U.S. Government backed obligations are considered the safest in-vestment.

 On the Initial Date of Deposit each Unit repre-sented the fractional undivided interest in the Securities and net income of the Trust set forth under "Essential Information Regarding the Trust".
However, if additional Units are issued by the Trust (through the deposit of additional Securi-ties for purposes of the sale of additional
Units), the aggregate value of Securities in the Trust will be increased and the fractional undi-vided interest represented by each Unit in the balance will be decreased. If any Units are re-deemed, the aggregate value of Securities in the Trust will be reduced, and the fractional undi-vided interest represented by each remaining Unit in the balance will be increased. Units will re-main outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust.
(See "Termination of the Trust".)

RISK FACTORS AND SPECIAL CONSIDERATIONS

Risk Factors

 An investment in the Trust should be made with the understanding of the risks inherent in an in-vestment in deep discount or "zero-coupon" debt obligations and the risks associated with an in-vestment in common stocks in general.

 The Trust contains stripped Treasury Securities described below (see "Schedule of Investments").
Stripped Treasury Securities consist of "interest-only" or "principal-only" portions of Treasury Ob-ligations. Interest-only portions of Treasury Ob-ligations represent the rights only to payment of interest on a date certain, and principal-only portions of Treasury Obligations represent the rights only to payment of principal at a stated maturity. Interest-only and principal-only por-tions of Treasury Obligations are deep discount obligations that are economically identical to zero-coupon obligations; that is, all such instru-ments are debt obligations which make no periodic payment of interest prior to maturity. The stripped Treasury Securities in the Trust were purchased at a deep discount and do not make any periodic payments of interest. Instead, the entire payment of proceeds will be made upon maturity of such Treasury Obligations. The effect of owning deep discount bonds which do not make current in-terest payments (such as the stripped Treasury Ob-ligations in the Trust Portfolio) is that a fixed yield is earned not only on the original invest-ment but also, in effect, on all earned discount during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's abil-ity to reinvest at higher rates in the future. For this reason, while the full faith and credit of the United States government provides a high de-gree of protection against credit risks, sale of Units prior to the termination date of the Trust will involve substantially greater price fluctua-tions during periods of changing market interest rates than would be experienced in connection with sale of Units of a Trust which held Treasury Obli-gations which made scheduled interest payments on a current basis.

 An investment in Units of the Trust should also be made with an understanding of the risks inher-ent in an investment in common stocks in general.
The general risks are associated with the rights to receive payments from the issuer which are gen-erally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of direc-tors and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or pro-vided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative ba-sis, but do not participate in other amounts available for distribution by the issuing corpora-tion. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

 Common stocks do not represent an obligation of the issuer. Therefore they do not offer any assur-ance of income or provide the degree of protection of debt securities. The issuance of debt securi-ties or even preferred stock by an issuer will create prior claims for payment of principal, in-terest and dividends which could adversely affect the ability and inclination of the issuer to de-clare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bank-ruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity common stocks do not have a fixed principal amount or a maturity. Additionally, the value of the Stocks, like the Treasury Obligations, in the Trust may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit. The
Stocks may appreciate or depreciate in value (or pay dividends) depending on the full range of eco-nomic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Stocks in particular.

 Certain of the Stock in the Trust may be ADRs which are subject to additional risks. (See
"Schedule of Investments" herein.) ADRs evidence
American Depositary Shares ("ADS"), which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary. (For purposes of this Prospectus, the term "ADR" gener-ally includes "ADS".) ADRs involve certain invest-ment risks that are different from those experi-enced by Stocks issued by domestic issuers. These investment risks include potential future politi-cal and economic developments and the potential establishment of exchange controls, new or higher levels of taxation, or other governmental actions which might adversely affect the payment or re-ceipt of payment of dividends on the common stock of foreign issuers underlying such ADRs. ADRs may also be subject to current foreign taxes, which could reduce the yield on such securities. Also, certain foreign issuers are not subject to report-ing requirements under certain U.S. securities laws and therefore may make less information pub-licly available than that afforded by their domes-tic counterparts. Further, foreign issuers are not necessarily subject to uniform financial report-ing, auditing and accounting standards, require-ments and practices such as are applicable to do-mestic issuers.

 In addition, the securities underlying the ADRs held in the Trust are generally denominated, and pay dividends, in foreign currency. An investment in securities denominated and principally traded in foreign currencies involves investment risk substantially different than an investment in se-curities that are denominated and principal traded in U.S. dollars. This is due to currency exchange rate risk, because the U.S. dollar value of the shares underlying the ADRs and of their dividends will vary with the fluctuations in the U.S. dollar foreign exchange rates for the relevant currency in which the shares underlying the ADRs are de-nominated. The Trust, however, will compute its income in United States dollars, and to the extent any of the Stocks in the Trust pay income or divi-dends in foreign currency, the Trust's computation of income will be made on the date of its receipt by the Trust at the foreign exchange rate in ef-fect on such date. PaineWebber observes that, in the recent past, most foreign currencies have fluctuated widely in value against the U.S. dollar for many reasons, including the soundness of the world economy, supply and demand of the relevant currency, and the strength of the relevant re-gional economy as compared to the economies of the United States and other countries. Exchange rate fluctuations are also dependent, in part, on a number of economic factors including economic con-ditions within the relevant country, interest rate differentials between currencies, the balance of imports and exports of goods and services, and transfer of income and capital from one country to another. These economic factors in turn are influ-enced by a particular country's monetary and fis-cal policies, perceived political stability (par-ticularly with respect to transfer of capital) and investor psychology, especially that of institu-tional investors predicting the future relative strength or weakness of a particular currency. As a general rule, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of infla-tion and deficits in the balance of trade.

 There is no assurance that the Trust's objective will be achieved. Until distributed, dividends and principal received upon the sale of Stocks may be reinvested, until the next applicable distribution date, in current interest-bearing United States
Treasury Obligations. (See "Administration of the
Trust--Reinvestment".) (The Treasury Obligations, the current interest-bearing United States Treas-ury Obligations if any, and the Stocks may be col-lectively referred to as "Securities" herein.) The value of the Securities and, therefore, the value of Units may be expected to fluctuate.

 Investors should note that the creation of addi-tional Units subsequent to the Initial Date of De-posit may have an effect upon the value of previ-ously existing Units. To create additional Units the Sponsor may deposit cash (or cash equivalents, e.g., a bank letter of credit in lieu of cash) with instructions to purchase Securities in amounts sufficient to maintain, to the extent practicable, the percentage relationship among the Securities based on the price of the Securities at the Evaluation Time on the date the cash is depos-ited. To the extent the price of a Security (or the relevant foreign currency exchange rate, if applicable) increases or decreases between the time cash is deposited with instructions to pur-chase the Security and the time the cash is used to purchase the Security, Units will represent less or more of that Security and more or less of the other Securities in the Trust. Unitholders will be at risk because of price (and currency) fluctuations during this period since if the price of shares of a Security increases, Unitholders will have an interest in fewer shares of that Se-curity, and if the price of a Security decreases, Unitholders will have an interest in more shares of that Security, than if the Security had been purchased on the date cash was deposited with in-structions to purchase the Security. In order to minimize these effects, the Trust will attempt to purchase Securities as close as possible to the Evaluation Time or at prices as close as possible to the prices used to evaluate the Trust at the Evaluation Time. Thus price (and currency) fluc-tuations during this period will affect the value of every Unitholder's Units and the income per Unit received by the Trust. In addition, costs in-curred in connection with the acquisition of Secu-rities not listed on any national securities ex-change (due to differentials between bid and offer prices for the Securities) and brokerage fees, stamp taxes and other costs incurred in purchasing stocks will be at the expense of the Trust and will affect the value of every Unitholder's Units.

Special Considerations

 The 43 Stocks in the Portfolio represent large, well-known companies. (See "Schedule of Invest-ments" herein.) Investors should note that the Trust contains stock issued by AT&T Corporation
("AT&T"). As of the date of this Prospectus, the company has restructured by dividing AT&T Corpora-tion into three separate companies under different management. As of December 31, 1996, the company spun off NCR Corporation. The Trust has received shares of the newly created company. It is the current intention of the Trust to retain such shares in the Trust Portfolio. Pursuant to the terms of the Trust Indenture and Agreement, the Trustee is instructed to retain such shares of the newly created companies in the Trust Portfolio following their receipt and to hold such shares in the Portfolio.

 In the event a contract to purchase a Security fails, the Sponsor will refund to each Unitholder the portion of the sales charge attributable to such failed contract. Principal and income, if any, attributable to such failed contract will be distributed to Unitholders of record on the last business day of the month in which the fail occurs within 20 days of such record date.

 Because the Trust is organized as a unit invest-ment trust, rather than as a management investment company, the Trustee and the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market condi-tions to improve the Trust's net asset value, but may dispose of Securities only under limited cir-cumstances. (See "Administration of the Trust--
Portfolio Supervision".)

 Certain of the Stocks may be attractive acquisi-tion candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers in-volve a bid by an issuer or other acquiror to ac-quire a stock pursuant to the terms of its offer.
Payment generally takes the form of cash, securi-ties (typically bonds or notes), or cash and secu-rities. Pursuant to federal law a tender offer must remain open for at least 20 days and with-drawal rights apply during the entire offering pe-riod. Frequently offers are conditioned upon a specified number of shares being tendered and upon the obtaining of financing. There may be other conditions to the tender offer as well. Addition-ally, an offeror may only be willing to accept a specified number of shares. In the event a greater number of shares is tendered, the offeror must take up and pay for a pro rata portion of the shares deposited by each depositor during the pe-riod the offer remains open. The Agreement con-tains provisions permitting Stocks to be either held or sold in the event of a tender offer, merger or reorganization involving one or more of the Stocks in the Trust (see "Administration of the Trust-Portfolio Supervision" herein).

              FEDERAL INCOME TAXES

 In the opinion of Carter, Ledyard & Milburn, counsel for the Sponsor, under existing law:

 1. The Trust is not an association taxable as a corporation for federal income tax purposes. Un-der the Internal Revenue Code of 1986, as amended
(the "Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholder.

 2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, redemption, or payment at maturity) or when the Unitholder sells its Units or redeems its Units for cash. The total tax cost of each Unit to a Unitholder is allocated among each of the Secu-rities in accordance with the proportion of the Trust comprised by each Security to determine the per Unit tax cost for each Security.

 3. The Trust is not an association taxable as a corporation for New York State income tax pur-poses. Under New York State law, each Unitholder will be treated as the owner of a pro rata portion of the Trust and the income of the Trust will be treated as income of the Unitholders.

 The following general discussion of the federal income tax treatment of an investment in Units of the Trust is based on the Code and Treasury Regu-lations promulgated thereunder as in effect on the date of this Prospectus. The federal income tax treatment applicable to a Unitholder may depend upon the Unitholder's particular tax circum-stances. The tax treatment of non-U.S. investors is not addressed. Future legislative, judicial or administrative changes could modify the statements below and could affect the tax consequences to Unitholders. Accordingly, each Unitholder is ad-vised to consult its own tax advisor concerning the effect of an investment in Units.

 General. Each Unitholder must report on its fed-eral income tax return a pro rata share of the en-tire income of the Trust, derived from dividends on Stocks, original issue discount or interest on Treasury Obligations, gains or losses upon sales of Securities by the Trust and a pro rata share of the expenses of the Trust. Unitholders should note that their taxable income from an investment in Units will exceed cash distributions because taxable income will include accretions of original issue discount on the Treasury Obligations, as well as amounts that are not distributed to Uni-tholders but are used by the Trust to pay ex-penses.

 Distributions with respect to Stock, to the ex-tent they do not exceed current or accumulated earnings and profits of the distributing corpora-tion, will be treated as dividends to the Uni-tholders and will be subject to income tax at or-dinary rates. Corporate Unitholders may be enti-tled to the dividends-received deduction discussed below.

 To the extent distributions with respect to a Stock were to exceed the issuing corporation's current and accumulated earnings and profits, they would not constitute dividends. Rather, they would be treated as a tax free return of capital and would reduce a Unitholder's tax basis for such Stock. This reduction in basis would in effect increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of Units. After the tax cost has been reduced to zero, any additional distributions in excess of current and accumulated earnings and profits would be taxable as gain from sale of Stock.

 A Unitholder who is an individual, estate or trust may be disallowed certain itemized deduc-tions described in Code Section 67, including com-pensation paid to the Trustee and administrative expenses of the Trust, to the extent these item-ized deductions, in the aggregate, do not exceed two percent of the Unitholder's adjusted gross in-come. Thus, a Unitholder's taxable income from an investment in Units may exceed amounts distributed to the extent amounts are used by the Trust to pay expenses.

 Corporate Dividends-Received Deduction. Corpo-rate holders of Units may be eligible for the dividends-received deduction with respect to dis-tributions treated as dividends, subject to the limitations provided in Section 246 and 246A of the Code. The dividends-received deduction gener-ally equals 70 percent of the amount of the divi-dend. The alternative minimum tax may have the effect of reducing the benefit of the deduction.
Individuals, partnerships, trusts, S corporations and certain other entities are not eligible for the dividends-received deduction.

 Unitholders will be taxed in the manner described above regardless of whether distributions from the Trust are actually received by the Unitholder or are reinvested pursuant to the reinvestment plan.

 Original Issue Discount. The Trust will contain principal or interest portions of stripped "zero-coupon" United States Treasury Obligations which are treated as bonds that were originally issued at a discount ("original issue discount"). Origi-nal issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a bond was issued and its stated redemption price at maturity. For purposes of the preceding sentence, stripped obligations, such as the Treasury Obliga-tions, which variously consist either of the right to receive payments of interest or the right to receive payments of principal, are treated by each successive purchaser as originally issued on their purchase dates at an issue price equal to their respective purchase prices thereof. The market value of the Trust assets will be provided to a Unitholder upon request in order to enable the Unitholder to calculate the original issue dis-count attributable to each of the Treasury Obliga-tions. Original issue discount on Treasury Obli-gations (which were issued or treated as issued on or after July 2, 1982) is deemed earned over the life of such obligation, taking into account the compounding of accrued interest at least annually, resulting in an increasing amount of income in each year. Each Unitholder is required to include in income each year the amount of original issue discount which accrues on its pro rata portion of each Treasury Obligation which (with respect to such Unitholder) has original issue discount. The amount of accrued original issue discount included in income with respect to a Unitholder's interest in Treasury Obligations is thereupon added to the tax cost for such obligations.

 Gain or Loss on Sale. If a Unitholder sells or otherwise disposes of a Unit, the Unitholder gen-erally will recognize gain or loss in an amount equal to the difference between the amount real-ized on the disposition allocable to the Securi-ties and the Unitholder's adjusted tax bases in the Securities. In general, such adjusted tax bases will equal the Unitholder's aggregate cost for the Unit increased by any accrued original is-sue discount. Such gain or loss will be capital gain or loss if the Unit and underlying Securities were held as capital assets, except that such gain will be treated as ordinary income to the extent of any accrued original issue discount not previ-ously reported. Each Unitholder generally will also recognize taxable gain or loss when all or part of its pro rata portion of a Security is sold or otherwise disposed of for an amount greater or less than its per Unit tax cost therefor.

 Long-term capital gains of individuals are gener-ally taxed at a maximum federal rate of 28%. Under the recently enacted Taxpayer Relief Act of 1997, Unitholders who are individuals and have held their Units for more than 18 months may be enti-tled to a more favorable federal tax rate (gener-ally, 20%, but 10% for individuals otherwise in the 15% bracket) for gains from the sale of these Units. Prior to the issuance of relevant regula-tions, it is not certain whether or how this more favorable federal tax rate will be available with respect to capital gain dividends paid by the Trust. Unitholders should consult their own tax advisers in this regard.

 Withholding For Citizen or Resident Investors. In the case of any noncorporate Unitholder that is a citizen or resident of the United States a 31 per-cent "backup" withholding tax may apply to certain distributions of the Trust unless the Unitholder properly completes and files, under penalties of perjury, IRS Form W-9 (or its equivalent).

 The foregoing discussion is a general summary and relates only to certain aspects of the federal in-come tax consequences of an investment in the Trust. Unitholders, may also be subject to state and local taxation. Each Unitholder should con-sult its own tax advisor regarding the federal, state and local tax consequences to it of owner-ship of Units.

 Investment in the Trust may be suited for pur-chase by funds and accounts of individual inves-tors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh Plans, and other tax-deferred retirement plans. Uni-tholders desiring to purchase Units for tax-deferred plans and IRA's should consult their PaineWebber Investment Executive for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.

             PUBLIC OFFERING OF UNITS

 Public Offering Price. The initial public offer-ing period will terminate when the Sponsor chooses to discontinue offering Units in the initial mar-ket. Thereafter, the Sponsor may offer Units in the secondary market. The public offering price in the secondary market will be the Trust Fund
Evaluation per Unit next determined after receipt of a purchase order, determined with respect to the Treasury Obligations on the bid side of the market, plus the applicable sales charge. (See
"Valuation".) The public offering price on any date subsequent to the Initial Date of Deposit will vary from the public offering price calcu-lated on the business day prior to the Initial
Date of Deposit due to fluctuations in the value of Stocks and the Treasury Obligations, and the foreign currency exchange rates (if applicable), among other factors.

 Sales Charge and Volume Discount. Sales charges during the initial public offering period and for secondary market sales are set forth below. A dis-count in the sales charge is available to volume purchasers of Units due to economies of scales in sales effort and sales related expenses relating to volume purchases. The sales charge applicable to volume purchasers of Units is reduced on a graduated scale for sales to any person of at least $50,000 or 50,000 Units, applied on which-ever basis is more favorable to the purchaser.

Secondary Market From October 31, 1998 Through October 30,
2000
                                Percent of      Percent of
                                Public Offering Net Amount
Aggregate Dollar Value of Units Price           Invested
Less than $50,000               4.25%           4.44%
$50,000 to $99,999              4.00            4.17
$100,000 to $199,999            3.50            3.63
$200,000 to $399,999            3.00            3.09
$400,000 to $499,999            2.50            2.56
$500,000 to $999,999            2.00            2.04
$1,000,000 or more              1.75            1.78

_____________
* The sales charge applicable to volume pur-
chasers according to the table above will be ap-
plied on either a dollar or Unit basis, depending
upon which basis provides a more favorable pur-
chase price to the purchaser.
Secondary Market From October 31, 2000
Through October 31, 2002
Percent of
Public               Percent of
Offering           Net Amount
Price                 Invested
3.25%                   3.36%

Secondary Market on and After
October 31, 2002
Percent of
Public             Percent of
Offering          Net Amount
Price               Invested
2.25%                  2.30%

 The volume discount sales charge shown above will apply to all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this Trust will be aggregated with concurrent purchases of any other trust which may be offered by the Spon-sor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

 Employee Discount. Due to the realization of economies of scale in sales effort and sales re-lated expenses with respect to the purchase of Units by employees of the Sponsor and its affili-ates, the Sponsor does not intend to impose a sales charge on such employee sales.

 Exchange Option. Unitholders may elect to ex-change any or all of their Units of this series for units of one or more of any series of PaineWebber Municipal Bond Fund (the "PaineWebber
Series"); The Municipal Bond Trust (the "National
Series"); The Municipal Bond Trust, Multi-State
Program (the "Multi-State Series"); The Municipal
Bond Trust, California Series (the "California Se-ries"); The Corporate Bond Trust (the "Corporate
Series"); PaineWebber Pathfinder's Trust (the
"Pathfinder's Trust"); the PaineWebber Federal
Government Trust (the "Government Series"); The
Municipal Bond Trust, Insured Series (the "Insured
Series"); or the PaineWebber Equity Trust (the
"Equity Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the Units of the Exchange Trusts to be acquired based on a reduced sales charge of $15 per Unit, per 100 Units in the case of a trust whose Units cost approximately $10 or per 1,000 units in the case of a trust whose Units cost approximately one dollar. Unitholders of this Trust are not eligible for the Exchange Option into an Equity Trust, Growth Stock Series designated as a rollover se-ries for the 30 day period prior to termination of the Trust. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange Op-tion. Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable exchange trust care-fully prior to exercising this option. Exchange
Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individ-ual Retirement Accounts. A Unitholder who pur-chased Units of a series and paid a per Unit, per 100 Unit or per 1,000 Unit sales charge that was less than the per Unit, per 100 Unit or per 1,000
Unit sales charge of the series of the Exchange
Trusts for which such Unitholder desires to ex-change into, will be allowed to exercise the Ex-change Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be ex-changed for the five-month period will be required to exchange them at the Unit Offering Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Ex-change Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange.

 The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of the applicable Exchange Trust avail-able for sale. While the Sponsor has indicated that it intends to maintain a market for the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Uni-tholder wishes to sell his Units of this series and thus there is no assurance that the Exchange
Option will be available to a Unitholder. Ex-changes will be effected in whole Units only. Any excess proceeds from Unitholders' Units being sur-rendered will be returned. Unitholders will be permitted to advance new money in order to com-plete an exchange to round up to the next highest number of Units. An exchange of Units pursuant to the Exchange Option will normally constitute a "taxable event" under the Code and a Unitholder will generally recognize a tax gain or loss at the time of exchange in the same manner as upon a sale of Units. Unitholders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in particular cases.

 The Sponsor reserves the right to modify, suspend or terminate this Exchange Option at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.

 To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exer-cise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor of this series to purchase Units of one or more of the Ex-change Trusts from the Sponsor. If Units of the applicable outstanding series of the Exchange
Trust are at that time available for sale, and if such Units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The
Unitholder will be provided with a current pro-spectus or prospectuses relating to each series in which he indicates interest.

 The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined af-ter receipt by the Sponsor of an exchange request and properly endorsed Certificate. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the Securities in the Exchange Trust plus the reduced sales charge. Exchange transactions will be effected only in whole units; thus, any pro-ceeds not used to acquire whole units will be paid to the selling Unitholder.

 For example, assume that a Unitholder, who has three thousand units of a trust with a current price of $1.30 per unit, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per unit based on the bid prices of the underlying securities. In this example, which does not contemplate any rounding up to the next high-est number of Units, the proceeds from the Uni-tholder's units would aggregate $3,900. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire four units in the Exchange Trust for a total cost of $3,620 ($3,560 for the units and $60 for the sales charge). If all 3,000 units were tendered, the remaining $280 would be re-turned to the Unitholder.

 Conversion Option. Owners of units of any regis-tered unit investment trust sponsored by another sponsor which was initially offered at a maximum applicable sales charge of at least 3.0% (a "Con-version Trust") may elect to apply the cash pro-ceeds of the sale or redemption of those units di-rectly to acquire available units of any Exchange
Trust at a reduced sales charge of $15 per Unit
(or per 100 Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1), subject to the terms and conditions applicable to the Exchange
Option (except that no secondary market is re-quired for Conversion Trust units). To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each se-ries in which he indicates interest and for which units are available. The dealer must sell or re-deem the units of the Conversion Trust. Any dealer other than PaineWebber must certify that the pur-chase of units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Op-tion. The dealer will be entitled to two thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time without further notice, including the right to increase the re-duced sales charge applicable to this option (but not in excess of $5 more per Unit (or per 100
Units or per 1,000 Units, as applicable) than the corresponding fee then being charged for the Ex-change Option). For a description of the tax con-sequences of a conversion reference is made to the Exchange Option section of the prospectus.

 Distribution of Units. The minimum purchase dur-ing the initial public offering is $250. Only whole Units may be purchased.

 The Sponsor is the sole underwriter of the Units.
Sales may, however, be made to dealers who are members of the National Association of Securities
Dealers, Inc. ("NASD") at prices which include a concession of $.03 per Unit, during the initial offering period and one-half of the highest appli-cable sales charge during the secondary market, subject to change from time to time. The differ-ence between the sales charge and the dealer con-cession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advan-tage of such concession may be deemed to be under-writers under the Securities Act of 1933.

 The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States, the District of Columbia and the Commonwealth of Puerto Rico.

 Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secon-dary market for the Units and continuously offer to purchase Units at the Trust Fund Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The Sponsor may cease to maintain such a market at any time, and from time to time, without notice. In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption". Redemption requests in excess of $100,000 may be redeemed "in kind" as described under "Redemption." The Sponsor does not in any way guarantee the enforceability, market-ability, value or price of any stocks in the Trust, nor that of the Units.

 Investors should note the Trust Fund Evaluation per Unit at the time of sale or tender for redemp-tion may be less than the price at which the Unit was purchased.

 The Sponsor may redeem any Units it has purchased in the secondary market if it determines for any reason that it is undesirable to continue to hold these Units in its inventory. Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in its inventory, the saleability of the Units and its estimate of the time required to sell the Units and general market conditions.

 Sponsor's Profits. In addition to the applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Securities to the Sponsor and the price (including foreign currency rates, if any) at which it deposits the Securities in the Trust, which is the value of the Securities, de-termined by the Trustee as described under "Valua-tion," at the close of business on the business day prior to the Initial Date of Deposit. The cost of Securities to the Sponsor includes the amount paid by the Sponsor for brokerage commissions.
These amounts are an expense of the Trust. Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securi-ties and Exchange Act of 1934 and may be of bene-fit to the Sponsor.

 In selling any Units in the initial public offer-ing after the Initial Date of Deposit, the Sponsor may realize profits or sustain losses resulting from fluctuations in the net asset value of out-standing Units during that period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys
Units and the price at which it resells or redeems such Units.

                 REDEMPTION

 Units may be tendered to Investors Bank & Trust
Company for redemption at its office in person, or by mail at Hancock Towers, 200 Clarendon Street,
Boston, MA 02116 upon payment of any transfer or similar tax which must be paid to effect the re-demption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or the Trustee. If Units are represented by a certificate, it must be properly endorsed ac-companied by a letter requesting redemption. If held in uncertificated form, a written instrument of redemption must be signed by the Unitholder.
Unitholders must sign exactly as their names ap-pear on the records of the Trustee with signatures guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may re-quire additional documents such as, but not lim-ited to, trust instruments, certificates of death, appointments as executor or administrator, or cer-tificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary. Units tendered to the Trustee for redemption will be cancelled, if not repurchased by the Sponsor.

 Units will be redeemed at the Redemption Value per Unit next determined after receipt of the re-demption request in good order by the Trustee. The
Redemption Value per Unit is determined by divid-ing the Trust Fund Evaluation by the number of Units outstanding. (See "Valuation.")

 A redemption request is deemed received on the business day (See "Valuation" for a definition of business day) when such request is received prior to 4:00 p.m. If it is received after 4:00 p.m., it is deemed received on the next business day. Dur-ing the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repur-chase any Unit presented for tender to Investors
Bank & Trust Company for redemption no later than the close of business on the second business day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request.
Proceeds of a redemption will be paid to the Uni-tholder on the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).

 With respect to cash redemptions, amounts repre-senting income received shall be withdrawn from the Income Account, and, to the extent such bal-ance is insufficient, from the Capital Account.
The Trustee is empowered, to the extent necessary, to sell Securities in such manner as is directed by the Sponsor, which direction shall be given so as to maximize the objectives of the Trust. In the event that no such direction is given by the Spon-sor, the Trustee is empowered to sell Securities as follows: Treasury Obligations will be sold so as to maintain in the Trust Treasury Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving ef-fect to such redemption and Stocks having the greatest amount of capital appreciation will be sold first. (See "Administration of the Trust".)
However, with respect to redemption requests in excess of $100,000, the Sponsor may determine in its discretion to direct the Trustee to redeem
Units "in kind" by distributing Securities to the redeeming Unitholder. When Stock is distributed, a proportionate amount of Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then main-taining a secondary market in Units of the Trust.
Securities will be valued for this purpose as set forth under "Valuation". A Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in converting the Securities distributed into cash. The availability of redemp-tion "in-kind" is subject to compliance with all applicable laws and regulations, including the Se-curities Act of 1933, as amended.

 To the extent that Securities are redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might other-wise be realized. The price received upon redemp-tion may be more or less than the amount paid by the Unitholder depending on the value of the Secu-rities in the portfolio at the time of redemption.
In addition, because of the minimum amounts in which Securities are required to be sold, the pro-ceeds of sale may exceed the amount required at the time to redeem Units; these excess proceeds will be distributed to Unitholders on the Distri-bution Dates.

 The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock Exchange, Inc. is closed other than for weekend and holiday clos-ings; or for any period during which the Securi-ties and Exchange Commission determined that trad-ing on the New York Stock Exchange, Inc. is re-stricted or for any period during which an emer-gency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Secu-rities and Exchange Commission may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to sus-pend or postpone when done in the Trustee's dis-cretion.

                 VALUATION

 The Trustee will calculate the Trust's value (the
"Trust Fund Evaluation") per Unit at the Evalua-tion Time set forth under "Essential Information
Regarding the Trust" (1) on each June 30 and De-cember 31 (or the last business day prior thereto), (2) on each business day as long as the Sponsor is maintaining a bid in the secondary mar-ket, (3) on the business day on which any Unit is tendered for redemption and (4) on any other day desired by the Sponsor or the Trustee, by adding
(a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below, (b) cash on hand in the Trust, income accrued on the Treasury Obligations but not dis-tributed or held for distribution and dividends receivable on Stocks trading ex-dividend (other than any cash held in any reserve account estab-lished under the Indenture) and (c) accounts re-ceivable for securities sold and any other assets of the Trust Fund not included in (a) and (b) above and deducting therefrom the sum of (v) taxes or other governmental charges against the Trust not previously deducted, (w) accrued fees and ex-penses of the Trustee and the Sponsor (including legal and auditing expenses) and other Trust ex-penses, (x) cash allocated for distribution to Unitholders, and (y) accounts payable for units tendered for redemption and any other liabilities of the Trust Fund not included in (v), (w) , (x) and (y) above. The per Unit Trust Fund Evaluation is calculated by dividing the result of such com-putation by the number of Units outstanding as of the date thereof. Business days do not include New
Year's Day, President's Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and other days that the New York
Stock Exchange is closed. The U.S. dollar value of Stock denominated in foreign currency, if any, contained in the Trust, will be based on the ap-plicable foreign currency exchange rate calculated at the Evaluation Time.

 The value of Stocks shall be determined by the Trustee in good faith in the following manner: (1) if the Securities are listed on one or more na-tional securities exchanges, such evaluation shall be based on the closing sale price on that day
(unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market thereof (deemed to be the New York Stock Exchange if the Securities are listed thereon) (2) if there is no such appropri-ate closing sale price on such exchange, at the mean between the closing bid and asked prices on such exchange (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Securities are not so listed or, if so listed and the principal market therefor is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or
(4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Secu-rities in good faith on the bid side of the market or (d) by any combination thereof.

 During the initial offering period the Treasury
Obligations are valued on the basis of offering prices; thereafter and for purposes of determining
Redemption Value they are valued on the basis of bid prices. The aggregate offering and bid prices of the Treasury Obligations, is the price obtained from investment dealers or brokers (which may in-clude the Sponsor) who customarily deal in Treas-ury Obligations; or, if there is no market for the Treasury Obligations, and bid or offering prices are not available, on the basis of current bid or offering prices for comparable securities; or by appraisal; or by any combination of the above, ad-justed to reflect income accrued.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE

 While the Public Offering Price of Units during the initial offering period is determined on the basis of the current offering prices of the Treas-ury Obligations, the Public Offering Price of
Units in the secondary market and the Redemption
Value is determined on the basis of the current bid prices of the Treasury Obligations. The Stocks are valued on the same basis for the initial and secondary markets and for purposes of redemptions.
On the business day prior to the Initial Date of Deposit, the Public Offering Price per Unit (which figure includes the sales charge) exceeded the Re-demption Value, (see: "Essential Information").
The bid and offering prices of the Treasury Obli-gations is expected to vary. For this reason and others, including the fact that the Public Offer-ing Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.

              EXPENSES OF THE TRUST

 The cost of the preparation and printing of the Certificates, the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, and expenses incurred in establishing the Trust including legal and auditing fees and ini-tial SEC and state registration fees (the "Organ-izational Expenses"), will be paid by the Trust, as is common for mutual funds. Historically, the Sponsors of Unit Investment Trusts have paid all organizational expenses. The Sponsor will receive no fee from the Trust for its services in estab-lishing the Trust.

 The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the calendar year. The Sponsor's fee, which is initially $.00035 per Unit, may exceed the ac-tual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the PaineWebber
Pathfinders Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

 For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, an-nually $.00145 per Unit computed monthly based upon the largest number of Units outstanding in the Trust during the preceding month. In addition, the regular and recurring expenses of the Trust are estimated to be $.00090 per Unit annually which include, but are not limited to Organiza-tional Expenses of $.00080 per Unit and certain mailing, printing, and audit expenses. Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the ex-tent that it may hold funds in non-interest bear-ing accounts created by the Indenture.

 The Sponsor's fee and Trustee's fee may be in-creased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United
States Department of Labor or if the Price Index is no longer published, a similar index as deter-mined by the Trustee and Sponsor.

 In addition to the above, the following charges are or may be incurred by each Trust and paid from the Income Account, or, to the extent funds are not available in such Account, from the Capital
Account (see "Administration of the Trust-
Accounts"): (1) fees for the Trustee for extraor-dinary services; (2) expenses of the Trustee (in-cluding legal and auditing expenses) and of coun-sel; (3) various governmental charges; (4) ex-penses and costs of any action taken by the Trus-tee to protect the trusts and the rights and in-terests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful mis-conduct on its part; (6) brokerage commissions and other expenses incurred in connection with the purchase and sale of Securities; and (7) expenses incurred upon termination of the Trust. In addi-tion, to the extent then permitted by the Securi-ties and Exchange Commission, the Trust may incur expenses of maintaining registration or qualifica-tion of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market (including, but not limited to, legal, auditing and printing ex-penses).

 The accounts of the Trust shall be audited not less than annually by independent auditors se-lected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.00050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited finan-cial statements upon request.

 The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. Based upon the last divi-dend paid prior to the Initial Date of Deposit, dividends on the Stocks are expected to be suffi-cient to pay the estimated expenses of the Trust.
To the extent that dividends paid with respect to the Stocks are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell
Securities in the same manner as provided in "Re-demption" herein.

              RIGHTS OF UNITHOLDERS

 Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid addi-tional operating costs and for investor conven-ience, certificates will not be issued unless a request, in writing with signature guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee, is de-livered by the Unitholder to the Sponsor. Issued
Certificates are transferable by presentation and surrender to the Trustee at its office in Boston, Massachusetts properly endorsed or accompanied by a written instrument or instruments of transfer.
Uncertificated Units are transferable by presenta-tion to the Trustee at its office of a written in-strument of transfer.

 Certificates may be issued in denominations of one Unit or any integral multiple thereof as deemed appropriate by the Trustee. A Unitholder may be required to pay $2.00 per certificate reis-sued or transferred, and shall be required to pay any governmental charge that may be imposed in connection with each such transfer or interchange.
For new certificates issued to replace destroyed, mutilated, stolen or lost certificates, the Uni-tholder must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur. Mutilated certificates must be surren-dered to Investors Bank & Trust Company for re-placement.

                DISTRIBUTIONS

 The Trustee will distribute any net income re-ceived , if any, from the Income Account, quar-terly on the Distribution Dates to Unitholders of record on the preceding Record Date. Income with respect to the original issue discount on the Treasury Obligations will not be distributed al-though Unitholders will be subject to tax as if a distribution had occurred. Distributions from the Capital Account will be made on quarterly Distri-bution Dates to Unitholders of record on the pre-ceding Record Date, provided however, that distri-butions of less than $.00500 per Unit need not be made from the Capital Account on any Distribution
Date. See "Federal Income Taxes".

 Within a reasonable period after the Trust is terminated, each Unitholder will, upon surrender of his Certificates for cancellation, receive his pro rata share of the amounts realized upon dispo-sition of the Securities plus any other assets of the Trust, less expenses of the Trust. (See "Ter-mination.")

             ADMINISTRATION OF THE TRUST

 Accounts. All dividends received and interest, if any, accrued on Securities, proceeds from the sale of Securities or other monies received by the Trustee on behalf of the Trust shall be held in trust in non-interest bearing accounts until re-quired to be disbursed.

 The Trustee will credit on its books to an Income
Account any dividends (including stock dividends which were sold) and interest, if any, accrued by the Trust. All other receipts (i.e. return of principal, and gains) are credited on its books to a Capital Account. Stock dividends received by the Trust, if any, will be sold by the Trustee and the proceeds therefrom be treated as income to the Trust. A record will be kept of qualifying divi-dends within the Income Account. The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".

 The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts neces-sary to pay expenses incurred by the Trust. (See
"Expenses and Charges.") In addition, the Trustee may withdraw from the Income Account and the Capi-tal Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See
"Redemption.")

 The Trustee may establish reserves (the "Reserve
Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

 Reports and Records. With the distribution of in-come from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

 The Trustee keeps records and accounts of the Trust at its office in Boston, including records of the names and addresses of Unitholders, a cur-rent list of underlying Securities in the portfo-lio and a copy of the Indenture. Records pertain-ing to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.

 Within a reasonable period of time after the end of each calendar year, starting with calendar year
1997, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following informa-tion, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for such year in the In-come and Capital Accounts and any Reserves; (2) any Securities sold during the year and the Secu-rities held at the end of such year; (3) the Trust
Fund Evaluation per Unit, based upon a computation thereof on the 31st day of December of such year
(or the last business day prior thereto); and (4) amounts distributed to Unitholders during such year.

 Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee;
their activities described herein are governed solely by the provisions of the Indenture. The In-denture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security:

 (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

 (2) upon the institution of materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends or interest on any such Securities or the existence of any other materially adverse le-gal question or impediment affecting such Securi-ties or the declaration or payment of dividends or interest on the same;

 (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the dec-laration or payment of dividends or interest on such Securities;

 (4) upon the default in the payment of principal or par or stated value of, premium, if any, or in-come on any other outstanding securities of the issuer or the guarantor of such securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends or interest on the Securities;

 (5) upon the decline in price or the occurrence of any materially adverse market or credit fac-tors, that in the opinion of the Sponsor, make the retention of such Securities not in the best in-terest of the Unitholder;

 (6) upon a public tender offer being made for a Security, or a merger or acquisition being an-nounced affecting a Security that in the opinion of the Sponsor make the sale or tender of the Se-curity in the best interests of the Unitholders;

 (7) upon a decrease in the Sponsor's internal rating of the Security; or

 (8) upon the happening of events which, in the opinion of the Sponsor, negatively affect the eco-nomic fundamentals of the issuer of the Security or the industry of which it is a part.

 The Trustee may dispose of Securities where nec-essary to pay Trust expenses or to satisfy redemp-tion requests as directed by the Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed in its own discre-tion, provided however, that Treasury Obligations will be sold so as to maintain in the Trust Treas-ury Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding af-ter giving effect to such redemption and Stocks having the greatest appreciation shall be sold first.

 Reinvestment. Cash received upon the sale of Stock (except for sales to meet redemption re-quests) and dividends received may, if and to the extent there is no legal or regulatory impediment, be reinvested in United States Treasury obliga-tions which mature on or prior to the next sched-uled Distribution Date. The Sponsor anticipates that, where permitted, such proceeds will be rein-vested in current interest-bearing United States
Treasury obligations unless factors exist such that such reinvestment would not be in the best interest of Unitholders or would be impractical.
Such factors may include, among others, (i) short reinvestment periods which would make reinvestment in United States Treasury obligations undesirable or infeasible and (ii) amounts not sufficiently large so as to make a reinvestment economical or feasible. Any moneys held and not reinvested will be held in a non-interest bearing account until distribution on the next Distribution Date to Uni-tholders of record.

             AMENDMENT OF THE INDENTURE

 The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Uni-tholders to cure any ambiguity or to correct or supplement any provision thereof which may be de-fective or inconsistent or to make such other pro-visions as will not materially adversely affect the interest of the Unitholders.

 The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding;
provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or
(2) reduce the percentage of Unitholders required to consent to any such amendment, without the con-sent of all Unitholders.

 The Trustee will promptly notify Unitholders of the substance of any amendment affecting Unithold-ers rights or their interest in the Trust.

             TERMINATION OF THE TRUST

 The Indenture provides that the Trust will termi-nate within 15 days after the maturity of the Treasury Obligations held n the Trust. If the value of the Trust as shown by any evaluation is less than twenty percent (20%) of the market value of the Securities on the Initial Date of Deposit, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust.
The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Manda-tory Termination Date.

 As directed by the Sponsor approximately 30 days prior to the maturity of the Treasury Obligations the Trustee will begin to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. Upon ter-mination of the Trust, the Trustee will sell any Stocks then remaining in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distrib-ute to each Unitholder, upon surrender for cancel-lation of his Certificate after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Monies held upon the sale of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

                  SPONSOR

 The Sponsor, PaineWebber Incorporated, is a cor-poration organized under the laws of the State of Delaware. The Sponsor is a member firm of the New
York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a mem-ber of the National Association of Securities
Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as under-writing and distributing new issues. The Sponsor also acts as a dealer in unlisted securities and municipal bonds and in addition to participating as a member of various selling groups or as an agent of other investment companies, executes or-ders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its ca-pacity as a broker or dealer in securities.

 The Indenture provides that the Sponsor will not be liable to the Trustee, any of the Trusts or to the Unitholders for taking any action or for re-fraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own wilful misfeasance, bad faith, gross negligence or wilful disregard of its duties. The
Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its du-ties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liq-uidate the Trust.

                  TRUSTEE

 The Co-Trustees are The First National Bank of
Chicago, a national banking association with its corporate trust office at One First National
Plaza, Suite 0126, Chicago, Illinois 60670-0126
(which is subject to supervision by the Comptrol-ler of the Currency, the Federal Deposit Insurance
Corporation and the Board of Governors of the Fed-eral Reserve System) and Investors Bank & Trust
Company, a Massachusetts trust company with its office at Hancock Towers, 200 Clarendon Street,
Boston, Massachusetts 02116, toll-free number 1-
800-356-2754 (which is subject to supervision by the Massachusetts Commissioner of Banks, the Fed-eral Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System).

 The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is re-quired to make, except by reason of its own gross negligence, bad faith or wilful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The
Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the inter-est thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be re-quired to pay under any present or future law of the United States of America or of any other tax-ing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or wilful misconduct on its part, arising out of or in connection with its ac-ceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending itself against any claim of liability.

              INDEPENDENT AUDITORS

 The statement of financial condition and schedule of investments audited by Ernst & Young LLP, inde-pendent auditors, have been included herein in re-liance upon their report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS

 The legality of the Units offered hereby has been passed upon by Carter, Ledyard & Milburn, 2 Wall
Street, New York, New York, as counsel for the
Sponsor.


                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.C1     Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C2     Consent of Independent Auditors
                             FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, The PaineWebber Pathfinders Trust, Treasury and Growth Stock Series 19 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the State of New York on the 27th day of January, 1999.
                     PAINEWEBBER PATHFINDERS TRUST,
                  TREASURY AND GROWTH STOCK SERIES 19
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New York, on this 27th day of January, 1999.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer
                              and Director of PaineWebber Incorporated*
  Regina A. Dolan             Executive Vice President,
                              Chief Financial Officer and
                              Director of PaineWebber Incorporated*
  Joseph J. Grano, Jr.        President and
                              Director of PaineWebber Incorporated*
  Steve P. Baum               Executive Vice President and
                              Director of PaineWebber Incorporated*
  Robert H. Silver            Executive Vice President and
                              Director of PaineWebber Incorporated*
  Mark B. Sutton              Executive Vice President and
                              Director of PaineWebber Incorporated*
  Margo N. Alexander          Executive Vice President and
                              Director of PaineWebber Incorporated*
  Terry L. Atkinson           Managing Director and
                              Director of PaineWebber Incorporated*
  Brian M. Barefoot           Executive Vice President and
                              Director of PaineWebber Incorporated*
  Michael Culp                Managing Director and
                              Director of PaineWebber Incorporated*
  Edward M. Kerschner         Managing Director and
                              Director of PaineWebber Incorporated*
  James P. MacGilvray         Executive Vice President and
                              Director of PaineWebber Incorporated*
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been previously filed with the Securities and Exchange Commission with the Post Effective Amendment to the Registration Statement File No. 2-61279.